Shareholders' Equity and Equity incentive Plan (Detail Textuals) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 21, 2021 ₪ / shares	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2024 ₪ / shares shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Ordinary shares split ratio	600
Ordinary shares split ratio, description				(i) every one authorized, issued and outstanding ordinary share was increased to six hundred (600) of shares authorized, issued and outstanding Ordinary Shares, (ii) the number of Ordinary Shares into which each outstanding option to purchase an Ordinary Share is exercisable was proportionally increased on a 1-to 600 basis, (iii) all share prices and exercise prices were proportionally decreased. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 1-to 600 shares split, and (iv) the conversion ratio for the convertible preferred shares to Ordinary Shares was updated on a 1-to 600 basis.
Ordinary share, par value per share | ₪ / shares	₪ 0.01
Convertible preferred shares, par value per share | ₪ / shares	0.01
Ordinary share, No par value | (per share)	0			$ 0	$ 0
Temporary equity, No par value | ₪ / shares	₪ 0
Number of common shares called by warrants							246,027
Exercise price of warrants | ₪ / shares							₪ 0.01
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Recognition period for unrecognized share-based compensation cost				2 years 4 months 17 days	2 years 2 months 1 day	2 years 6 months 18 days
Unrecognized share-based compensation cost related to unvested RSU’s | $				$ 49,315	$ 38,614	$ 23,402
2013 Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Share options, award vesting period		10 years	7 years
2021 Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Plan modification description and terms				(i) 13,500,000 shares, (ii) any shares subject to awards under the 2013 Plan which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the Plan, equal to five percent (5%) of the outstanding Ordinary Shares of the Company on the last day of the immediately preceding calendar year. No more than 13,500,000 Ordinary Shares may be issued upon the exercise of incentive stock options, or ISOs. If permitted by the Company’s board of directors, shares tendered to pay the exercise price or withholding tax obligations with respect to an award granted under the 2021 Plan or the 2013 Plan may again be available for issuance under the 2021 Plan.
Intrinsic Value | $				$ 48,312	18,991	$ 124,763
Share options, award vesting period				4 years
Number of maximum number ordinary shares issuance				13,500,000
Unrecognized share-based compensation cost related to unvested share options | $				$ 1,849
Recognition period for unrecognized share-based compensation cost				7 months 17 days
2021 Plan | Minimum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Expiration of Share options after date of grant				7 years
2021 Plan | Maximum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Expiration of Share options after date of grant				10 years
Warrant1 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants						19,604,239
Exercise price of warrants | $ / shares						$ 0.01
Term of warrants						10 years
Fair value of warrants | $				$ 470,500	$ 423,100
Number of warrants vested and exercised				19,604,239
Warrant2 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants					1,289,064
Exercise price of warrants | $ / shares					$ 0.01
Term of warrants					10 years
Fair value of warrants | $					$ 81,700
Warrant3 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants					738,081
Exercise price of warrants | $ / shares				$ 0.01
Number of warrants vested and exercised				246,027